Environmental Liabilities - Reconciliation between Undiscounted Basis of Environmental Liabilities and Amount Recognized on Consolidated Balance Sheets (Detail) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Environmental Liabilities [Line Items]
Undiscounted environmental liabilities	$ 206	$ 224
Less: discounting environmental liabilities to present value	(10)	(20)
Discounted environmental liabilities	196	204
PCB [Member]
Environmental Liabilities [Line Items]
Undiscounted environmental liabilities	142	158
Less: discounting environmental liabilities to present value	(8)	(15)
Discounted environmental liabilities	134	143
Land Assessment and Remediation [Member]
Environmental Liabilities [Line Items]
Undiscounted environmental liabilities	64	66
Less: discounting environmental liabilities to present value	(2)	(5)
Discounted environmental liabilities	$ 62	$ 61